Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Revenue Recognition [Abstract]
Balance, beginning of the period	$ 366
Reclassification to revenue as a result of satisfying performance obligation	(266)
Total	100
New performance obligations	994
Balance, end of the period	1,094
Less: long-term portion of deferred revenue	(206)	$ (100)
Current portion, end of the period	$ 888